Deferred revenues	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred revenues

22.	Deferred revenues

	2025	2024

Deferred revenues	765,711	839,867

Prepaid services(i)	130,783	172,824
Anticipated revenues	31,058	35,510
Deferred revenues on sale of towers(ii)	518,445	572,540
Contract liabilities(iii)	85,425	58,993

Current portion	(259,527)	(280,422)
Non-current portion	506,184	559,445

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 17).

(iii)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

Balances at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024

Contractual assets (Note 6)	25,898	24,027
Contractual liabilities	(85,425)	(58,993)

The contracts with customers gave rise to the allocation of discounts under combined loyalty offers, where the discount may be given on equipment and / or service, generating a contractual asset or liability, respectively, depending on the nature of the offer in question. Furthermore, the contractual liability includes amounts related to the activation and availability fees of contracts with customers.

Summary of the main variations in the year:

Contractual assets (liabilities)

Balance on January 1, 2025	(34,966)
Additions	(53,353)
Write-offs	28,792
Balance on December 31, 2025	(59,527)

The balances of contractual assets and liabilities are expected to be realized according to the table below:

	2026	2027
Contractual assets (liabilities)	(43,214)	(16,313)

The Company, in line with paragraph 121 of IFRS 15, is not presenting the effects of information on contracts with customers with terms of duration of less than 1 year.